Borrowings (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended														6 Months Ended		12 Months Ended
	Mar. 12, 2020 NZD ($)	Jul. 31, 2020 NZD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 NZD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 NZD ($) shares	Feb. 29, 2020 USD ($) shares	Jan. 31, 2020 NZD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 NZD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 NZD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 NZD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2020 NZD ($) shares	Jul. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jan. 31, 2019 NZD ($)
Statement Line Items [Line Items]
Borrowings		$ 38,682						$ 38,913								$ 38,682
Principal liability		21,700														21,700
Interest liability		700														700
Guarantees and Financial Instruments [Member]
Statement Line Items [Line Items]
Current borrowing amount																										$ 700
Bank of New Zealand [Member]
Statement Line Items [Line Items]
Pricipal and interest of borrowings on other loans		$ 1,600
Converted shares of other loans | shares		1,666,667	1,666,667
Ordinary shares price per share | $ / shares			$ 0.66
Bank of New Zealand [Member] | Guarantees and Financial Instruments [Member]
Statement Line Items [Line Items]
Current borrowing amount		$ 800														$ 800
US [Member]
Statement Line Items [Line Items]
Pricipal and interest of borrowings on other loans																		$ 1,100
Bank of New Zealand [Member]
Statement Line Items [Line Items]
Loans payable	$ 16,700							17,900
Guarantees and financial instruments	$ 1,345
Description of borrowings	Under the terms of the facility, the Group must meet specific covenant obligations namely sales and gross margin adverse variances to budget to be no greater than 15% and inventory to cover bank debt 1.35 times (increasing to 1.65 times from and including 31 July 2020).
Bank of New Zealand [Member] | Minimum [Member]
Statement Line Items [Line Items]
Borrowings, interest rate	4.60%
Bank of New Zealand [Member] | Maximum [Member]
Statement Line Items [Line Items]
Borrowings, interest rate	5.26%
Prior Note [Member]
Statement Line Items [Line Items]
Converted shares | shares						1,875,670	1,875,670
Notes interest				20.00%	20.00%	20.00%	20.00%
Prior Note [Member] | Securities Purchase Agreement [Member] | Affiliated Holder [Member]
Statement Line Items [Line Items]
Purchase price				$ 235,000		$ 235,000		$ 235,000		$ 235,000		$ 235,000		$ 235,000
Original issue discount rate				5.00%		5.00%		5.00%		5.00%		5.00%		5.00%						5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings				$ 248,000		$ 248,000		$ 248,000		$ 248,000		$ 248,000		$ 248,000
Notes payable								$ 227,000		$ 227,000		$ 227,000		$ 227,000
Converted shares | shares																35,746,486	35,746,486
Converted amount																$ 500
Prior Note [Member] | Securities Purchase Agreement [Member] | Affiliated Holder [Member] | US [Member]
Statement Line Items [Line Items]
Purchase price					$ 155,000		$ 155,000		$ 155,000		$ 155,000		$ 155,000		$ 155,000
Borrowings																				$ 164,000	$ 164,000	$ 164,000	$ 164,000	$ 164,000	$ 164,000
Notes payable																						$ 15,000	$ 15,000	$ 15,000	$ 15,000
Converted amount																	$ 400
Convertible Promissory Note [Member] | 90 Days [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		2.00%														2.00%			2.00%
Convertible Promissory Note [Member] | Next 90 Days [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		10.00%														10.00%			10.00%
Convertible Promissory Note [Member] | Thereafter [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		15.00%														15.00%			15.00%
Convertible Promissory Note [Member] | US [Member]
Statement Line Items [Line Items]
Principal liability																			$ 14,500
Interest liability																			$ 500
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | July Purchase Warrant [Member] | Bank of New Zealand [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		5.00%														5.00%			5.00%
Description of borrowings		The July Note accrues interest at the following rates: (i) for a period of 90 days starting on its issuance date, 2.0% per annum, (ii) for the next 90 days, 10.0% per annum and (iii) thereafter, 15.0% per annum. The July Note matures on the second anniversary of its issuance.	The July Note accrues interest at the following rates: (i) for a period of 90 days starting on its issuance date, 2.0% per annum, (ii) for the next 90 days, 10.0% per annum and (iii) thereafter, 15.0% per annum. The July Note matures on the second anniversary of its issuance.
Purchase price		$ 10,900
Borrowings		128,000														$ 128,000
Notional amount		$ 12,100														$ 12,100
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | US [Member] | July Purchase Warrant [Member]
Statement Line Items [Line Items]
Purchase price			$ 7,200
Borrowings																			$ 8,400
Notional amount																			$ 8,000